Note 4 - Guaranteed Investment Contracts	12 Months Ended
Dec. 31, 2025
EBP 34-0214400 002 [Member]
Notes to Financial Statements
EBP, Fully Benefit-Responsive Investment Contract [Text Block]
4.	Guaranteed Investment Contracts

The Plan moved its investment in EI Fixed Account – Series Class IV, a fully benefit-responsive investment contract into EI Fixed Account – Series Class V, also a fully benefit-responsive investment contract, both through Empower Annuity Insurance Company of America on August 25, 2025. The EI Fixed Account – Series Class V was held by the Plan at December 31, 2025, while the EI Fixed Account – Series Class IV was held by the Plan at December 31, 2024. Both Funds invest primarily in stable value products, such as traditional guaranteed investment funds (GIFs), separate account GIFs, and synthetic GIFs.

The key difference between a synthetic investment contract and a traditional investment contract is that the Plan owns the underlying assets of the synthetic investment contract. A synthetic investment contract includes a wrapper contract which is an agreement for the wrap issuer, such as a bank or insurance company, to make payments to the Plan in certain circumstances. The wrapper contract typically includes certain conditions and limitations on the underlying assets owned by the Plan. With traditional investment contracts, the Plan owns only the contract itself. Synthetic and traditional investment contracts are designed to accrue interest based on crediting rates established by the contract issuers. Both contracts held by the Plan are considered traditional investment contracts.

The traditional investment contracts held by the Plan are guaranteed investment contracts. The contract issuer is contractually obligated to repay the principal and interest at a specified interest rate that is guaranteed to the Plan. The crediting rate is based on a formula established by the contract issuer but may not be less than 0%. The crediting rate is reviewed on a quarterly basis for resetting. The average yield and actual average yield earned by the Plan on the fully benefit-responsive investment contract EI Fixed Account – Series Class V was 2.45% for the year ending December 31, 2025. The average yield and actual average yield earned by the Plan on the fully benefit-responsive investment contract EI Fixed Account – Series Class IV was 2.16% and 2.18% for the year ending December 31, 2024.

The Plan’s investment in the fully benefit-responsive investment contracts totaling $4,412,321 and $4,879,468 as of December 31, 2025 and 2024, respectively, represented a concentration less than 10% of the Plan’s net assets available for benefits.

The Plan’s ability to receive amounts due in accordance with the fully benefit-responsive investment contracts is dependent on the third-party issuer’s ability to meet its financial obligations. The issuer’s ability to meet its contractual obligations may be affected by future economic and regulatory developments.

Certain events might limit the ability of the Plan to transact at contract value with the contract issuer. These events may be different under each contract. Examples of such events include the following:

1.	The Plan’s failure to qualify under Section 401(a) of the Internal Revenue Code or the failure of the trust to be tax-exempt under Section 501(a) of the Internal Revenue Code
2.	Premature termination of the contracts
3.	Plan termination or merger
4.	Changes to the Plan’s prohibition on competing investment options
5.	Bankruptcy of plan sponsor or other plan sponsor events (for example, divestitures or spinoff of a subsidiary) that significantly affect the Plan’s normal operations.

In addition, certain events allow the issuer to terminate the contracts with the Plan and settle at an amount different from the contract’s values. Those events may be different under each contract. Examples of such events include the following:

1.	An uncured violation of the Plan’s investment guidelines
2.	A breach of material obligation under the contracts
3.	A material misrepresentation
4.	A material amendment to the agreements without the consent of the issuer.

The Plan's management has no knowledge that the occurrence of any such event, which would limit the Plan’s ability to transact at contract value with participants, is probable.

Distributions to the Funds’ unit holders are declared daily from the net investment income and automatically reinvested in the Funds on a monthly basis, when paid.